BUSINESS ACQUISITION (Details Narrative) - USD ($)		12 Months Ended
	Jan. 07, 2021	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Purchase price	$ 10,000
Promissory note, amount	$ 1,000,000
Derivative liability		$ 1,233,679	$ 719,263	$ 5,925,214
Business Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible promissory note, principal amount				0
Derivative liability				2,096,089
Consideration amount paid				2,106,089
SCSLLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible promissory note, principal amount				$ 500,000
Promissory note, description		the principal amount of the Assigned Note into a number of shares of the Company’s common stock not exceeding 5% of the total trade volume of the Company’s common stock publicly reported for the previous calendar month at a conversion price of $0.013 per share. Each Assigned Note also imposes an overall limitation on the number of conversions to common stock that the holder may affect such that it prohibits the holder from beneficially owning more than 4.99% of the total issued and outstanding common stock of the Company at any time that the Assigned Note is outstanding.